Intangibles Assets - Summary of the key assumptions used in the estimation of value (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PERU
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate	2.50%	2.50%	2.50%
Discount rate – After-tax	8.8	9.5	9.9
PERU | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	10.90%	11.40%	12.10%
PERU | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	25.60%	13.80%	12.70%
COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate	4.00%	5.00%	3.00%
Discount rate – After-tax	12.5	13	11.6
COLOMBIA | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	14.60%	16.70%	15.20%
COLOMBIA | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	17.60%	17.60%	16.00%
MEXICO
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate	3.00%	3.00%	2.50%
Discount rate – After-tax	11.3	10.8	10.9
Discount rate – Pre-tax			14.50%
MEXICO | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	11.30%	10.50%
MEXICO | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate – Pre-tax	16.00%	14.00%